Additional Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Additional Information of the Parent Company

ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2022 and 2023

(Amounts in thousands, except share and per share data and otherwise noted)

	As of December 31,
	2022	2023
	RMB	RMB	US$
			(Note 2)
ASSETS
Cash and cash equivalents	35,411	363,778	51,237
Short-term investments	—	581,962	81,968
Prepayments and other current assets	1,041	8,005	1,127
Investments in subsidiaries	2,806,201	2,929,800	412,653
Property and equipment, net	7	5	1
TOTAL ASSETS	2,842,660	3,883,550	546,986
LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY
Amounts due to subsidiaries	—	14,024	1,975
Accrued expenses and other current liabilities	927	7,208	1,015
TOTAL LIABILITIES	927	21,232	2,990
MEZZANINE EQUITY
Redeemable shares (US$0.0001 par value, 54,551,513 and nil shares issued and outstanding as of December 31, 2022 and December 31, 2023, respectively)	5,986,910	—	—
TOTAL MEZZANINE EQUITY	5,986,910	—	—

Shareholders’ (deficit) equity
Class A Ordinary shares (US$0.0001 par value, 35,000,000 and 50,000,000 shares authorized, 30,033,379 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	19	19	3
Class B Ordinary shares (US$0.0001 par value, 150,000,000 and 900,000,000 shares authorized, 30,949,701 and 99,626,332 shares issued, 30,949,701 and 96,995,110 shares outstanding as of December 31, 2022 and 2023, respectively)	20	67	9
Additional paid-in capital	—	7,423,862	1,045,629
Subscription receivables	(310,227)	(292,721)	(41,229)
Accumulated other comprehensive (loss) income	(3,608)	38,440	5,414
Accumulated deficit	(2,831,381)	(3,307,349)	(465,830)
Total shareholders’ (deficit) equity	(3,145,177)	3,862,318	543,996
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT) EQUITY	2,842,660	3,883,550	546,986

ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

CONDENSED STATEMENTS OF

OPERATIONS AND COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(Amounts in thousands, except share and per share data and otherwise noted)

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2)
Net revenues	—	—	—	—
General and administrative expenses	(146,838)	(37,105)	(98,099)	(13,817)
Interest income	—	—	42,402	5,972
Foreign exchange (loss) gain	(2,324)	2	(12)	(2)
Other income, net	34	—	—	—
Equity in deficit of subsidiaries	(95,699)	(263,662)	(420,259)	(59,192)
Net Loss	(244,827)	(300,765)	(475,968)	(67,039)
Deemed dividend	(2,211,330)	(446,419)	—	—
Net loss attributable to ordinary shareholders of the Company	(2,456,157)	(747,184)	(475,968)	(67,039)

Net Loss	(244,827)	(300,765)	(475,968)	(67,039)
Comprehensive loss, net of tax of nil:
Foreign currency translation adjustments	9,083	(12,073)	42,048	5,922
Comprehensive loss	(235,744)	(312,838)	(433,920)	(61,117)

ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(Amounts in thousands, except share and per share data and otherwise noted)

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2)
Cash flows from operating activities:
Net loss	(244,827)	(300,765)	(475,968)	(67,039)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	—	2	3	1
Loss from equity in earnings of subsidiaries	95,699	263,662	420,259	59,192
Share-based compensation	35,056	33,342	42,379	5,969
Fair value change of short-term investments	—	—	(12,500)	(1,761)
Foreign exchange loss (gain), net	2,324	(2)	12	2
Changes in operating assets and liabilities:
Prepayments and other current assets	(496)	(545)	(1,544)	(217)
Amounts due from related parties	(255)	—	—	—
Accrued expenses and other current liabilities	24,746	2,611	6,281	885
Net cash used in operating activities	(87,753)	(1,695)	(21,078)	(2,968)
Cash flows from investing activities:
Purchases of short-term investments	—	—	(742,287)	(104,552)
Maturity of short-term investments	—	—	176,302	24,832
Purchases of property and equipment	—	(10)	—	—
Investments in subsidiaries	(2,787,570)	—	(379,237)	(53,414)
Net cash used in investing activities	(2,787,570)	(10)	(945,222)	(133,134)
Cash flows from financing activities:
Cash contribution from shareholders in connection with the 2021 Reorganization	507,620	—	17,506	2,466
Proceeds from issuance of convertible loans	1,950,338	—	—	—
Proceeds from issuance of ordinary shares	453,978	—	1,225,470	172,604
Payment of offering costs	—	—	(22,828)	(3,215)
Proceeds from issuance of ordinary shares upon the exercise of stock options	—	—	2,872	405
Collection of payments due to subsidiaries	—	—	14,024	1,975
Net cash provided by financing activities	2,911,936	—	1,237,044	174,235
Net increase (decrease) in cash and cash equivalents	36,613	(1,705)	270,744	38,133
Cash and cash equivalents, beginning of the year	—	36,160	35,411	4,988
Effect of foreign exchange rate changes on cash and cash equivalents	(453)	956	57,623	8,116
Cash and cash equivalents, end of the year	36,160	35,411	363,778	51,237
Supplemental disclosure of non-cash financing activities:
Accrued purchases of property and equipment	1,950,338	—	—	—
Accrued offering cost	—	480	—	—

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1.Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of SEC Regulation S-X, which requires condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in deficit as such financial information is the same as the consolidated statements of changes in shareholders’ deficit.
2.The condensed financial information has been prepared using the same accounting policies as set out in the financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments - Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investment in subsidiaries” and the subsidiaries’ profit or loss as “Loss from equity in earnings of subsidiaries” on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3.As of December 31, 2022 and 2023, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
4.Translations of balances from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB7.0999, as set forth in H.10 statistical release of the Federal Reserve Board on December 29, 2023. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2023, or at any other rate.